Share Option Plans - Outstanding Options (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Option One [Member] USD ($)	Dec. 31, 2013 Option One [Member] CNY	Dec. 31, 2013 Option Two [Member] USD ($)	Dec. 31, 2013 Option Two [Member] CNY	Dec. 31, 2013 Option Three [Member] USD ($)	Dec. 31, 2013 Option Three [Member] CNY	Dec. 31, 2013 Option Four [Member] USD ($)	Dec. 31, 2013 Option Four [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	2,490,273	3,605,152	3,711,785	4,124,472	355,859	355,859	150,814	150,814	1,311,800	1,311,800	671,800	671,800
Options outstanding, Weighted average remaining contractual life	5 years 2 months 20 days				1 year 2 months	1 year 2 months	4 years 1 month 6 days	4 years 1 month 6 days	5 years 5 months 29 days	5 years 5 months 29 days	7 years 30 days	7 years 30 days
Fair value per share at grant date					$ 4.896	40.42	$ 1.619	11.63	$ 0.947	6.49	$ 0.991	6.72
Number exercisable	2,323,823	2,934,952	2,439,744		355,859	355,859	150,814	150,814	1,311,800	1,311,800	505,350	505,350
Weighted average exercise price	20					71		22		10		11